Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Proceeds from short-term debt			$ 2,662
Assets acquired for Promissory notes payable	$ 1,000		$ 300